Subordinated liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of subordinated liabilities [Abstract]
Subordinated liabilities	Note 27: Subordinated liabilities
The movement in subordinated liabilities during the year was as follows:

	Preferred securities £m	Undated £m	Dated £m	Total £m
At 1 January 2024	–	141	6,794	6,935
Issued during the year[1]:
Floating Rate Dated Subordinated Notes 2034 (A$500 million)	–	–	257	257
5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)	–	–	129	129
	–	–	386	386
Foreign exchange movements	–	–	(3)	(3)
Other movements (cash and non-cash)[2]	–	–	(107)	(107)
At 31 December 2024	–	141	7,070	7,211
Issued during the year[1]:
4.327% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)	–	–	844	844
6.264% Fixed Rate Reset Dated Subordinated Notes 2036 ($1,250 million)	–	–	917	917
	–	–	1,761	1,761
Repurchases and redemptions during the year[1]:
4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)	–	–	(371)	(371)
2.6787% Fixed Rate Bond 2025 (€309 million)	–	–	(260)	(260)
7.625% Dated Subordinated Notes 2025 (£273 million)	–	–	(273)	(273)
5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million)	–	(9)	–	(9)
	–	(9)	(904)	(913)
Foreign exchange movements	–	–	(271)	(271)
Other movements (cash and non-cash)[2]	–	1	231	232
At 31 December 2025	–	133	7,887	8,020
1Issuances in the year generated cash inflows of £1,761 million (2024: £386 million); the repurchases and redemptions resulted in cash outflows of £913 million (2024: £nil).
2Other movements include hedge accounting movements and cash payments in respect of interest on subordinated liabilities in the year amounting to £411 million (2024: £366 million) offset by the interest expense in respect of subordinated liabilities of £459 million (2024: £430 million).
These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities.
Preference shares
The Bank has in issue one class of preference shares which are classified as liabilities under accounting standards.

				2025		2024
	2025 Number of shares	2024 Number of shares	2023 Number of shares	£m	% of share capital	£m	% of share capital	2023 £m
6% Non-cumulative Redeemable Preference shares of GBP1.00	100	100	100	–	–	–	–	–
The rights and obligations attaching to these shares are set out in the Bank’s articles of association, a copy of which can be obtained from
Companies House or from the Lloyds Banking Group website (www.lloydsbankinggroup.com/who-we-are/group-overview/corporate-
governance.html).
At 31 December 2025 £7,534 million (2024: £6,289 million) of subordinated liabilities had a contractual residual maturity of greater than one year.